Employee Benefit Plan	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
Employee Benefit Plan
10.	Employee Benefit Plan

The Company maintains a 401(k) profit sharing plan (the “Plan”) for its employees. Each participant in the Plan may elect to contribute a portion of his or her annual compensation to the Plan subject to annual limits established by the Internal Revenue Service. Effective November 1, 2014, the Company instituted an employer match of 50% of eligible contributions up to 6% of employee contributions. For the year ended December 31, 2014, the Company contributed $15.